Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 28, 2012	Jun. 30, 2011
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Registrant Name	WESTERN RESERVE BANCORP INC
Entity Central Index Key	0001051473
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		587,136
Entity Well-known Seasoned Issuer	No
Entity Public Float			$ 6,564,437
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No

Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and due from financial institutions	$ 4,348,105	$ 2,343,069
Interest-bearing deposits in other financial institutions	23,100,910	11,923,425
Federal funds sold	243,000	230,000
Cash and cash equivalents	27,692,015	14,496,494
Securities available for sale	15,813,031	12,993,197
Loans held for sale	516,000	236,000
Loans, net of allowance of $3,009,909 and $4,544,316	140,607,520	154,960,478
Restricted stock	966,100	966,100
Other real estate owned	1,048,824	991,450
Premises and equipment, net	865,861	1,029,685
Bank owned life insurance	2,535,119	2,434,183
Prepaid Federal Deposit Insurance Corporation premiums	333,002	618,005
Accrued interest receivable and other assets	2,152,257	2,838,804
Total Assets	192,529,729	191,564,396
LIABILITIES AND SHAREHOLDERS' EQUITY
Noninterest-bearing	25,145,714	22,934,531
Interest-bearing	146,605,482	148,704,510
Total deposits	171,751,196	171,639,041
Federal Home Loan Bank advances	1,500,000	1,900,000
Accrued interest payable and other liabilities	942,040	688,299
Total Liabilities	174,193,236	174,227,340
Shareholders' Equity
Common stock, no par value, $1 stated value, 1,500,000 shares authorized, 587,136 and 586,084 shares issued and outstanding as of December 31, 2011 and 2010	587,136	586,084
Additional paid-in capital	9,994,348	9,981,912
Retained earnings	2,552,118	1,809,618
Accumulated other comprehensive income	397,682	208,882
Total Shareholders' Equity	18,336,493	17,337,056
Total Liabilities And Shareholders' Equity	192,529,729	191,564,396
Series A Preferred Stock [Member]
Shareholders' Equity
Preferred stock	4,700,000	4,700,000
Discount on Series A preferred stock	(143,824)	(204,381)
Series B Preferred Stock [Member]
Shareholders' Equity
Preferred stock	235,000	235,000
Premium on Series B preferred stock	$ 14,033	$ 19,941

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Loans, allowance	$ 3,009,909	$ 4,544,316
Cumulative preferred stock, par value
Cumulative preferred stock, per share liquidation value	$ 1,000	$ 1,000
Common stock, par value
Common stock, stated value	$ 1	$ 1
Common stock, shares authorized	1,500,000	1,500,000
Common stock, shares issued	587,136	586,084
Common stock, shares outstanding	587,136	586,084
Series A Preferred Stock [Member]
Preferred stock, shares authorized	4,700	4,700
Preferred stock, shares issued	4,700	4,700
Series B Preferred Stock [Member]
Preferred stock, shares authorized	235	235
Preferred stock, shares issued	235	235

Consolidated Statements Of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Interest and dividend income
Loans, including fees	$ 7,972,840	$ 8,527,328
Securities:
Taxable	267,632	256,014
Tax exempt	179,971	180,880
Dividends on restricted stock	47,206	44,802
Federal funds sold and short-term investments	38,084	48,749
Total interest and dividend income	8,505,733	9,057,773
Interest expense
Deposits	1,619,060	2,122,919
Borrowings	49,547	84,909
Total interest expense	1,668,607	2,207,828
Net interest income	6,837,126	6,849,945
Provision for loan losses	311,648	4,912,609
Net interest income after provision for loan losses	6,525,478	1,937,336
Noninterest income
Service charges on deposit accounts	177,235	192,302
Net gains on sales of loans	19,824	123,472
Net gain on sales of available for sale securities	3,934	0
Other	328,217	321,276
Total noninterest income	529,210	637,050
Noninterest expense
Salaries and employee benefits	2,472,373	2,462,843
Occupancy and equipment	882,570	858,723
Federal deposit insurance	303,347	377,983
Data processing	394,127	443,670
Professional fees	287,726	222,521
Taxes other than income and payroll	201,539	194,740
Directors' fees	97,375	154,135
Collection and other real estate owned	443,992	301,088
Marketing and community relations	173,038	155,023
Other	335,566	416,180
Total noninterest expense	5,591,653	5,586,906
Income (loss) before income taxes	1,463,035	(3,012,520)
Income tax expense (benefit)	409,736	(1,096,751)
Net income (loss)	1,053,299	(1,915,769)
Preferred stock dividends and amortization, net	310,799	310,799
Net income (loss) available to common shareholders	$ 742,500	$ (2,226,568)
Earnings (loss) per common share:
Basic	$ 1.27	$ (3.8)
Diluted	$ 1.27	$ (3.8)

Consolidated Statements Of Changes In Shareholders' Equity (USD $)	Series A Preferred Stock [Member] Preferred Stock ,Net [Member]	Series A Preferred Stock [Member] Common Stock [Member]	Series A Preferred Stock [Member] Additional Paid-In Capital [Member]	Series A Preferred Stock [Member] Retained Earnings [Member]	Series A Preferred Stock [Member] Accumulated Other Comprehensive Income (Loss) [Member]	Series A Preferred Stock [Member]	Series B Preferred Stock [Member] Preferred Stock ,Net [Member]	Series B Preferred Stock [Member] Common Stock [Member]	Series B Preferred Stock [Member] Additional Paid-In Capital [Member]	Series B Preferred Stock [Member] Retained Earnings [Member]	Series B Preferred Stock [Member] Accumulated Other Comprehensive Income (Loss) [Member]	Series B Preferred Stock [Member]	Preferred Stock ,Net [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2009													$ 4,695,911	$ 584,727	$ 9,933,257	$ 4,036,186	$ 233,259	$ 19,483,340
Comprehensive income:
Net income (loss)													0	0	0	(1,915,769)	0	(1,915,769)
Change in unrealized gain (loss) on securities available for sale, net of reclassification and tax effects													0	0	0	0	(24,377)	(24,377)
Total comprehensive income (loss)																		(1,940,146)
Common stock issued under Employee Stock Purchase Plan (ESPP)													0	1,357	12,194	0	0	13,551
Stock option expense recognized over vesting period													0	0	1,426	0	0	1,426
Expense due to modification of stock options													0	0	35,035	0	0	35,035
Accretion of discount on preferred stock	60,558	0	0	(60,558)	0	0
Amortization of premium on preferred stock							(5,909)	0	0	5,909	0	0
Dividends on preferred stock													0	0	0	(256,150)	0	(256,150)
Balance at Dec. 31, 2010													4,750,560	586,084	9,981,912	1,809,618	208,882	17,337,056
Comprehensive income:
Net income (loss)													0	0	0	1,053,299	0	1,053,299
Change in unrealized gain (loss) on securities available for sale, net of reclassification and tax effects													0	0	0	0	188,800	188,800
Total comprehensive income (loss)																		1,242,099
Common stock issued under Employee Stock Purchase Plan (ESPP)													0	1,052	11,738	0	0	12,790
Stock option expense recognized over vesting period													0	0	698	0	0	698
Accretion of discount on preferred stock	60,557	0	0	(60,557)	0	0
Amortization of premium on preferred stock							(5,908)	0	0	5,908	0	0
Dividends on preferred stock													0	0	0	(256,150)	0	(256,150)
Balance at Dec. 31, 2011													$ 4,805,209	$ 587,136	$ 9,994,348	$ 2,552,118	$ 397,682	$ 18,336,493

Consolidated Statements of Changes In Shareholders' Equity (Parenthetical)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Changes In Shareholders' Equity [Abstract]
Common stock issued under Employee Stock Purchase Plan (ESPP), shares	1,052	1,357

Consolidated Statements Of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income (loss)	$ 1,053,299	$ (1,915,769)
Adjustments to reconcile net income to net cash from operating activities:
Provision for loan losses	311,648	4,912,609
Depreciation	185,988	174,289
Net amortization of securities	38,927	1,249
Write down of other real estate owned	23,562	76,364
Net realized gain on sale of securities	(3,934)	0
Net gain on sale of loans	(19,824)	(123,472)
Stock-based compensation expense	698	36,461
Origination of loans held for sale	(1,271,000)	(2,697,200)
Proceeds from loans held for sale	1,010,824	4,366,199
Loss on disposal of fixed assets	560	3,409
Earnings on bank owned life insurance	(100,936)	(99,996)
Net change in other assets and other liabilities	1,235,792	(455,894)
Net cash from operating activities	2,465,604	4,278,249
Cash flows from investing activities
Sales	693,488	0
Maturities, repayments and calls	2,541,896	1,697,442
Purchases	(5,804,149)	(4,709,597)
Purchase of restricted stock	0	(139,200)
Loan originations and payments, net	13,895,394	3,793,381
Proceeds from disposals of other assets	(42,783)	0
Proceeds from disposals of premises and equipment	17,800	0
Additions to premises and equipment	(40,524)	(256,535)
Net cash from investing activities	11,261,122	385,491
Cash flows from financing activities
Net change in deposits	112,155	(6,603,248)
Proceeds from FHLB advances and other debt	1,500,000	0
Repayments of FHLB advances and other debt	(1,900,000)	(1,500,000)
Cash dividends paid	(256,150)	(256,150)
Proceeds from issuance of common stock under ESPP	12,790	13,551
Net cash from financing activities	(531,205)	(8,345,847)
Net change in cash and cash equivalents	13,195,521	(3,682,107)
Beginning cash and cash equivalents	14,496,494	18,178,601
Ending cash and cash equivalents	27,692,015	14,496,494
Supplemental cash flow information:
Interest paid	1,698,066	2,247,335
Income taxes paid	140,000	70,000
Supplemental disclosure of noncash investing activities:
Transfer from loans to other real estate owned	80,936	0
Transfer from loans to other repossessed assets	64,980	102,135
Transfer from loans to loans held for sale	$ 0	$ 1,091,527

Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation: The consolidated financial statements include Western Reserve Bancorp, Inc. and its wholly-owned subsidiary, Western Reserve Bank ("the Bank"), together referred to as "the Company." Significant intercompany transactions and balances are eliminated in consolidation.

Nature of Operations: Western Reserve Bancorp, Inc. is a one-bank holding company that was incorporated under the laws of the State of Ohio on February 27, 1997. Its subsidiary, Western Reserve Bank, which commenced operations on November 6, 1998, is a state-chartered commercial bank with full-service locations in Medina and Brecksville, Ohio, a lending office in Wooster, Ohio and a satellite office in a retirement community in Medina, all engaged in the single business of commercial banking. It offers a full range of traditional banking services to consumers and businesses located primarily in Medina, Cuyahoga and surrounding counties. Services offered include commercial and industrial, real estate, home equity and consumer loans, as well as deposit products such as checking accounts, savings and money market accounts, certificates of deposit, individual retirement arrangements and electronic banking. Customer deposits are insured up to applicable limits by the Federal Deposit Insurance Corporation (FDIC).

Use of Estimates: To prepare financial statements in conformity with U.S. generally accepted accounting principles management makes estimates and assumptions based on available information. These estimates and assumptions affect the amounts reported in the financial statements and the disclosures provided, and actual results could differ. The allowance for loan losses, deferred tax assets, benefit plan accruals and fair values of financial instruments are particularly subject to change.

Cash Flows: Cash and cash equivalents include cash, deposits with other financial institutions with maturities fewer than 90 days, and federal funds sold. Net cash flows are reported for customer loan and deposit transactions, interest bearing deposits in other financial institutions, other assets and other liabilities.

Interest-Bearing Deposits in Other Financial Institutions: Interest-bearing deposits in other financial institutions mature within one year and are carried at cost.

Securities: Debt securities are classified as held to maturity and carried at amortized cost when management has the positive intent and ability to hold them to maturity. Debt securities are classified as available for sale when they might be sold before maturity. Securities available for sale are carried at fair value, with unrealized holding gains and losses reported in other comprehensive income, net of tax. All of the Company's debt securities are classified as available for sale.

Interest income includes amortization of purchase premium or discount. Premiums and discounts on securities are amortized on the level-yield method without anticipating prepayments, except for mortgage backed securities where prepayments are anticipated. Gains and losses on sales are recorded on the trade date and determined using the specific identification method.

Management evaluates securities for other-than-temporary impairment ("OTTI") on at least a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation. For securities in an unrealized loss position, management considers the extent and duration of the unrealized loss, and the financial condition and near-term prospects of the issuer. Management also assesses whether it intends to sell, or it is more likely than not that it will be required to sell, a security in an unrealized loss position before recovery of its amortized cost basis. If either of the criteria regarding intent or requirement to sell is met, the entire difference between amortized cost and fair value is recognized as impairment through earnings. For debt securities that do not meet the aforementioned criteria, the amount of impairment is split into two components as follows: 1) OTTI related to credit loss, which must be recognized in the income statement and 2) OTTI related to other factors, which is recognized in other comprehensive income. The credit loss is defined as the difference between the present value of the cash flows expected to be collected and the amortized cost basis.

Loans Held for Sale: Mortgage loans originated and intended for sale in the secondary market are carried at the lower of aggregate cost or fair value, as determined by outstanding commitments from investors. Mortgage loans held for sale are generally sold with servicing rights released. Net unrealized losses, if any, are recorded as a valuation allowance and charged to earnings. Gains and losses on sales of mortgage loans are based on the difference between the selling price and the carrying value of the related loan sold.

Loans: Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at the principal balance outstanding, net of purchase premiums and discounts, deferred loan fees and costs and an allowance for loan losses.

Interest income is accrued on the unpaid principal balance. Loan origination fees, net of certain direct origination costs, are deferred and recognized in interest income using the level-yield method without anticipating prepayments. Purchase premiums or discounts are amortized into income using the level yield method. Past due status is based on the contractual terms of the loan. In the event management deems the full repayment of a loan to be in doubt, typically if payments are past due over 90 days, interest income is not recorded, and any interest accrued but uncollected is reversed. Payments received on such loans are reported as principal reductions. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Concentrations of Credit Risk: Most of the Company's business activity is with customers located within Medina, Cuyahoga and contiguous counties. Therefore, the Company's exposure to credit risk is significantly affected by changes in the economy in Medina, Cuyahoga and contiguous counties.

Substantially all loans are secured by specific items of collateral including business assets, consumer assets, and commercial and residential real estate. Other financial instruments which potentially represent concentrations of credit risk include deposit accounts in other financial institutions and federal funds sold.

Allowance for Loan Losses: The allowance for loan losses is a valuation allowance for probable incurred credit losses. Loan losses are charged against the allowance when management believes uncollectibility of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance. Management estimates the allowance balance required using past loan loss experience, the nature and volume of the portfolio, information about specific borrower situations and estimated collateral values, economic conditions, and other factors. Allocations of the allowance may be made for specific loans, but the entire allowance is available for any loan that, in management's judgment, should be charged off.

The allowance consists of specific and general components. The specific component relates to loans that are individually classified as impaired.

A loan is impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Loans for which the terms have been modified resulting in a concession, and for which the borrower is experiencing financial difficulties, are considered troubled debt restructurings and classified as impaired.

Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower's prior payment record, and the amount of the shortfall in relation to the principal and interest owed.

Commercial and commercial real estate loans are individually evaluated for impairment. If a loan is impaired, a portion of the allowance is allocated so that the loan is reported, net, at the present value of estimated future cash flows using the loan's existing rate or at the fair value of collateral if repayment is expected solely from the collateral. Large groups of smaller balance homogeneous loans, such as consumer and residential real estate loans, are collectively evaluated for impairment, and accordingly, they are not separately identified for impairment disclosures.

Troubled debt restructurings are separately identified for impairment disclosures and are measured at the present value of estimated future cash flows using the loan's effective rate at inception. If a troubled debt restructuring is considered to be a collateral dependent loan, the loan is reported net at the fair value of the collateral. For troubled debt restructurings that subsequently default, the Company determines the amount of reserve in accordance with the accounting policy for the allowance for loan losses.

The general component of the allowance covers non-impaired loans and is based on historical loss experience adjusted for current factors. The historical loss experience is determined by portfolio segment and is based on the actual loss history experienced by the Company in each segment over the most recent three years. This actual loss experience is supplemented with other economic factors based on the risks present for each portfolio segment. These economic factors include consideration of the following: levels of and trends in delinquencies and impaired loans; levels of and trends in charge-offs and recoveries, local, state and national economic trends and conditions, portfolio concentrations, experience, ability and depth of management, changes in lending procedures and policies, and other factors. Management considers the following economic and risk factors when determining the appropriate level of the allowance for loan losses for non-impaired loans in each of the following segments:

Commercial Real Estate Loans. Commercial real estate loans are subject to underwriting standards and processes similar to commercial business loans discussed below. These loans are viewed primarily as cash flow loans and the repayment of these loans is largely dependent on the successful operation of the property. Loan performance may be adversely affected by factors impacting the general economy or conditions specific to the real estate market such as geographic location and property types. Management specifically considers vacancy rates for office and industrial properties in its market area, as well as real estate values and, to a lesser extent, unemployment and energy prices.

Commercial Business Loans. Commercial credit is extended to commercial customers for use in normal business operations to finance working capital needs, equipment purchases, or other projects. The majority of these borrowers are customers doing business within the Company's geographic regions.

These loans are generally underwritten individually and secured with the assets of the company and the personal guarantee of the business owners. Commercial business loans are made based primarily on the historical and projected cash flow of the borrower and the underlying collateral provided by the borrower. Management specifically considers unemployment, energy prices and, to a lesser extent, real estate values and vacancies in the Company's market area.

Residential Mortgage Loans. Residential mortgage loans represent loans to consumers for the purchase, refinance or improvement of a residence. These loans also include variable rate home equity lines of credit. Real estate market values at the time of origination directly affect the amount of credit extended and, in the event of default, subsequent changes in these values may impact the severity of losses. Factors considered by management include unemployment levels and residential real estate values in the Company's market area.

Consumer Loans. Consumer loans primarily include loans made directly to consumers and purchased auto loans. These loans are underwritten based on several factors including debt to income, type of collateral and loan to collateral value, credit history and relationship with the borrower. Unemployment rates and energy prices are specifically considered by management.

Transfers of Financial Assets: Transfers of financial assets are accounted for as sales, when control over the assets has been relinquished. Control over transferred assets is deemed to be surrendered when the assets have been isolated from the Company, the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Foreclosed Assets: Assets acquired through or instead of loan foreclosure are initially recorded at fair value less costs to sell when acquired, establishing a new cost basis. These assets are subsequently accounted for at lower of cost or fair value less estimated costs to sell. If fair value declines subsequent to foreclosure, a valuation allowance is recorded through expense. Operating costs after acquisition are expensed.

Premises and Equipment: Premises and equipment are stated at cost less accumulated depreciation. Buildings and related components are depreciated using the straight-line method over the shorter of the estimated useful lives of the assets, which range from three to twenty years, or the term of the lease. The Company will amortize leasehold improvements over a longer period if renewal of a lease is considered probable.

Federal Home Loan Bank (FHLB) Stock: The Bank is a member of the FHLB system. Members are required to own a certain amount of stock based on the level of borrowings and other factors, and may invest in additional amounts. FHLB stock is carried at cost, classified as a restricted security, and periodically evaluated for impairment based on ultimate recovery of par value. Both cash and stock dividends are reported as income.

Federal Reserve Bank (FRB) Stock: The Bank is a member of its regional Federal Reserve Bank. FRB stock is carried at cost, classified as a restricted security, and periodically evaluated for impairment based on ultimate recovery of par value. Both cash and stock dividends are reported as income.

Bank Owned Life Insurance: The Company has purchased life insurance policies on three key executives. Bank owned life insurance is recorded at the amount that can be realized under the insurance contract at the balance sheet date, which is the cash surrender value adjusted for other charges or other amounts due that are probable at settlement.

Loan Commitments and Related Financial Instruments: Financial instruments include off-balance sheet credit instruments, such as commitments to make loans and commercial letters of credit, issued to meet customer financing needs. The face amount for these items represents the exposure to loss, before considering customer collateral or ability to repay. Such financial instruments are recorded when they are funded.

Stock-Based Compensation: Compensation cost is recognized for stock options issued to employees, based on the fair value of these awards at the date of grant. A Black-Scholes model is utilized to estimate the fair value of stock options. Compensation cost is recognized over the required service period, generally defined as the vesting period. Compensation cost is recognized for modifications of share awards for the incremental fair value of the award after the modification compared to the fair value of the award before the modification.

Income Taxes: Income tax expense is the total of the current year income tax due or refundable and the change in deferred tax assets and liabilities. Deferred tax assets and liabilities are the expected future tax amounts for the temporary differences between carrying amounts and tax bases of assets and liabilities, computed using enacted tax rates. A valuation allowance, if needed, reduces deferred tax assets to the amount expected to be realized.

A tax position is recognized as a benefit only if it is "more likely than not" that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the "more likely than not" test, no tax benefit is recorded.

The Company recognizes interest and/or penalties related to income tax matters in income tax expense.

Retirement Plans: Employee 401(k) and profit sharing plan expense is the amount of the Company's matching contributions. Deferred compensation and supplemental retirement plan expense allocates the benefits over years of service.

Earnings Per Common Share: Basic earnings (loss) per common share is net income (loss) divided by the weighted average number of common shares outstanding during the period. Diluted earnings per common share includes the dilutive effect of additional potential common shares issuable under stock options.

Comprehensive Income (Loss): Comprehensive income (loss) consists of net income and other comprehensive income (loss). Other comprehensive income (loss) includes unrealized gains and losses on securities available for sale which are also recognized as a separate component of equity.

Loss Contingencies: Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated. Management does not believe there now are such matters that will have a material effect on the financial statements.

Restrictions on Cash: Cash on hand or on deposit with the Federal Reserve Bank of $290,000 and $486,000 was required to meet regulatory reserve and clearing requirements at year end 2011 and 2010, respectively. Balances on deposit at the Federal Reserve Bank earn interest at the Federal funds rate in effect during each week. Also included in cash and cash equivalents at year end 2011 and 2010 was approximately $385,000 and $381,000, respectively, required to be on deposit with Great Lakes Bankers Bank as a compensating balance for correspondent banking services.

Dividend Restriction: Banking regulations require maintaining certain capital levels and may limit the dividends paid by the bank to the holding company or by the holding company to shareholders. See Note 14 for more specific disclosures related to the Bank. Additionally, as part of the conditions for renewal of a line of credit with another financial institution more fully described in Note 8, the Company may, over the life of the loan agreement, declare or pay cash dividends to common shareholders, subject to an aggregate limit of $100,000. The Company participates in the United States Treasury's Troubled Asset Relief Program's Capital Purchase Program which restricts the Company's ability to pay common dividends as more fully described in Note 18.

Fair Value of Financial Instruments: Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in a separate note. Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of broad markets for particular items. Changes in assumptions or in market conditions could significantly affect these estimates.

Operating Segments: While the chief decision-makers monitor the revenue streams of the various products and services, operations are managed and financial performance is evaluated on a Company-wide basis. Accordingly, all of the financial service operations are considered by management to be aggregated in one reportable operating segment.

Reclassifications: Some items in the prior year financial statements were reclassified to conform to the current presentation. Reclassifications had no effect on prior year net income or shareholders' equity.

Adoption of New Accounting Standards:

In April 2011, the FASB amended existing guidance for assisting a creditor in determining whether a restructuring is a troubled debt restructuring. The amendments clarify the guidance for a creditor's evaluation of whether it has granted a concession and whether a debtor is experiencing financial difficulties. With regard to determining whether a concession has been granted, the ASU clarifies that creditors are precluded from using the effective interest method to determine whether a concession has been granted. In the absence of using the effective interest method, a creditor must now focus on other considerations such as the value of the underlying collateral, evaluation of other collateral or guarantees, the debtor's ability to access other funds at market rates, interest rate increases and whether the restructuring results in a delay in payment that is insignificant. This guidance was effective for interim and annual reporting periods beginning after June 15, 2011, and was applied retrospectively to the beginning of the annual period of adoption. For purposes of measuring impairment on newly identified troubled debt restructurings, the amendments were applied prospectively for the first interim or annual period beginning on or after June 15, 2011. The adoption of this guidance did not have a material impact on the Company's financial statements.

In May, 2011, the FASB issued an amendment to achieve common fair value measurement and disclosure requirements between U.S. and International accounting principles. Overall, the guidance is consistent with existing U.S. accounting principles; however, there are some amendments that change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The amendments in this guidance are effective for interim and annual reporting periods beginning after December 15, 2011. The Company is currently evaluating the impact of this amendment on the consolidated financial statements.

In June 2011, the FASB amended existing guidance and eliminated the option to present the components of other comprehensive income as part of the statement of changes in shareholders' equity. The amendment requires that comprehensive income be presented in either a single continuous statement or in two separate consecutive statements. The amendments in this guidance are effective as of the beginning of a fiscal reporting year, and interim periods within that year, that begins after December 15, 2011. On October 21, 2011, the FASB decided to propose a deferral of the new requirement to present reclassifications of other comprehensive income on the face of the income statement. Companies would still be required to adopt the other requirements contained in the new standard for the presentation of comprehensive income. The guidance requires changes in presentation only and will have no significant impact on the Company's consolidated financial statements.

Securities	12 Months Ended
Dec. 31, 2011
Securities [Abstract]
Securities

NOTE 2—SECURITIES

The following table summarizes the amortized cost and fair value of securities available-for-sale at December 31, 2011 and 2010 and the corresponding amounts of gross unrealized gains and losses recognized in accumulated other comprehensive income.

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2011
U.S. Treasury and federal agency	$1,512,594	$10,079	$0	$1,522,673
Mortgage-backed residential:
Guaranteed by GNMA	4,577,382	64,360	(6,828)	4,634,914
Issued by FHLMC	1,303,203	49,088	0	1,352,291
Issued by FNMA	1,242,627	112,280	0	1,354,907
Tax-free municipal	5,746,801	355,410	0	6,102,211
Taxable municipal	827,875	20,437	(2,277)	846,035

	$15,210,482	$611,654	$(9,105)	$15,813,031

December 31, 2010
Mortgage-backed residential:
Guaranteed by GNMA	$4,048,961	$2,936	$(45,584)	$4,006,313
Issued by FHLMC	1,556,847	80,434	0	1,637,281
Issued by FNMA	1,927,112	131,517	(174)	2,058,455
Tax-free municipal	4,890,165	158,571	(3,258)	5,045,478
Taxable municipal	253,625	0	(7,955)	245,670

	$12,676,710	$373,458	$(56,971)	$12,993,197

All mortgage-backed securities are residential mortgage-backed securities guaranteed or issued by U.S. government sponsored entities.

The proceeds from sales and calls of securities and the associated gross gains and losses are listed below:

	December 31,
	2011	2010
Proceeds of sales	$693,488	$0
Proceeds of calls	600,000	0
Gross gains	23,158	0
Gross losses	(19,224)	0

The amortized cost and fair value of debt securities at year-end 2011 by contractual maturity were as follows. Expected maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with our without call or prepayment penalties. Mortgage-backed securities, which are not due at a single maturity date, are shown separately.

	Amortized Cost	Fair Value
Less than one year	$120,029	$121,159
One to five years	1,678,383	1,782,871
Five to ten years	3,942,442	4,175,847
Ten to fifteen years	2,346,416	2,391,042
Mortgage—backed residential	7,123,212	7,342,112

	$15,210,482	$15,813,031

At year-end 2011 and 2010, securities with carrying values of $9,392,000 and $6,588,820, respectively, were pledged to secure public deposits, borrowings and for other purposes as required or permitted by law.

At year-end 2011 and 2010, there were no holdings of securities of any one issuer, other than Ginnie Mae, Fannie Mae and Freddie Mac, in an amount greater than 10% of shareholders' equity. The U.S. Government has affirmed their support for the obligations of these entities.

Securities with unrealized losses at year-end 2011 and 2010, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are as follows:

	Less than 12 Months		12 Months or more		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss	Value	Loss
December 31, 2011
U.S. Treasury and federal agency	$0	$0	$0	$0	$0	$0
Mortgage backed residential:
Guaranteed by GNMA	789,603	(6,828)	0	0	789,603	(6,828)
Issued by FNMA	0	0	0	0	0	0
Issued by FHLMC	0	0	0	0	0	0
Tax-free municipal	0	0	0	0	0	0
Taxable municipal	261,585	(2,277)	0	0	261,585	(2,277)

Total	$1,051,188	$(9,105)	$0	$0	$1,051,188	$(9,105)

December 31, 2010
U.S. Treasury and federal agency	$0	$0	$0	$0	$0	$0
Mortgage backed residential:
Guaranteed by GNMA	3,499,522	(45,584)	0	0	3,499,522	(45,584)
Issued by FNMA	48,751	(174)	0	0	48,751	(174)
Issued by FHLMC	0	0	0	0	0	0
Tax-free municipal	396,740	(3,258)	0	0	396,740	(3,258)
Taxable municipal	245,670	(7,955)	0	0	245,670	(7,955)

Total	$4,190,683	$(56,971)	$0	$0	$4,190,683	$(56,971)

As of December 31, 2011, the unrealized loss on one debt security issued by a municipality has not been recognized in income because the issuer's securities have maintained their initial rating and periodic review of the issuer's financial condition does not indicate any deterioration in their financial performance. Management does not intend to sell and it is likely that management will not be required to sell the securities prior to their anticipated recovery. The decline in fair value is largely due to changes in interest rates and other market conditions. The fair value is expected to recover as the securities approach maturity.

Unrealized losses on mortgage-backed securities have not been recognized into income because the decline in fair value is attributable to changes in interest rates and not credit quality, and because the Company does not have the intent to sell these securities and it is likely it will not be required to sell the securities before their anticipated recovery. The Company does not consider these securities to be other-than-temporarily impaired at December 31, 2011.

Loans	12 Months Ended
Dec. 31, 2011
Loans [Abstarct]
Loans

NOTE 3 – LOANS

Loans at year-end were as follows:

	2011	2010
Commercial real estate	$99,920,808	$113,451,159
Commercial business	24,568,450	27,141,540
Residential mortgages:
Home equity lines of credit	12,691,997	11,620,756
1-4 family residential	857,847	806,411
Consumer:
Installment	4,856,881	4,926,165
Purchased auto loans	721,446	1,558,763

	143,617,429	159,504,794
Less allowance for loan losses	3,009,909	4,544,316

	$140,607,520	$154,960,478

The following table presents the activity in the allowance for loan losses by portfolio segment for the years ending December 31, 2011 and 2010.

December 31, 2011	Commercial Real Estate	Commercial Business	Residential	Consumer	Unallocated	Total
Allowance for loan losses:
Beginning Balance	$3,466,505	$666,437	$162,372	$34,776	$214,226	$4,544,316
Loans charged off	(1,843,314)	(101,408)	(55,794)	(25,438)	0	(2,025,954)
Recoveries	48,217	131,163	0	519	0	179,899
Provision for loan losses	621,248	(200,228)	10,604	32,182	(152,158)	311,648

Total ending allowance balance	$2,292,656	$495,964	$117,182	$42,039	$62,068	$3,009,909

December 31, 2010	Commercial Real Estate	Commercial Business	Residential	Consumer	Unallocated	Total
Allowance for loan losses:
Beginning Balance	$1,527,445	$516,211	$53,661	$60,756	$158,642	$2,316,715
Loans charged off	(1,305,300)	(1,365,187)	(6,785)	(46,867)	0	(2,724,139)
Recoveries	15,311	358	17,475	5,987	0	39,131
Provision for loan losses	3,229,049	1,515,055	98,021	14,900	55,584	4,912,609

Total ending allowance balance	$3,466,505	$666,437	$162,372	$34,776	$214,226	$4,544,316

The following table presents the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2011 and 2010. The recorded investment in loans includes the unpaid principal balance and unamortized loan origination fees and costs, but excludes accrued interest receivable which is not considered to be material.

	Commercial Real Estate	Commercial Business	Residential Mortgages	Consumer	Unallocated	Total
December 31, 2011
Allowance for loan losses
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$568,235	$729	$0	$0	$0	$568,964
Collectively evaluated for impairment	1,724,421	495,235	117,182	42,039	62,068	2,440,945

Total ending allowance balance	$2,292,656	$495,964	$117,182	$42,039	$62,068	$3,009,909

Loans
Loans individually evaluated for impairment	$6,257,562	$157,991	$324,066	$0	$0	$6,739,619
Loans collectively evaluated for impairment	93,663,246	24,410,459	13,225,778	5,578,327	0	136,877,810

Total ending loans balance	$99,920,808	$24,568,450	$13,549,844	$5,578,327	$0	$143,617,429

December 31, 2010
Allowance for loan losses
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$1,574,734	$101,258	$28,303	$0	$0	$1,704,295
Collectively evaluated for impairment	1,891,771	565,179	134,069	34,776	214,226	2,840,021

Total ending allowance balance	$3,466,505	$666,437	$162,372	$34,776	$214,226	$4,544,316

Loans
Loans individually evaluated for impairment	$8,429,959	$436,289	$292,483	$0	$0	$9,158,731
Loans collectively evaluated for impairment	105,021,200	26,705,251	12,134,684	6,484,928	0	150,346,063

Total ending loans balance	$113,451,159	$27,141,540	$12,427,167	$6,484,928	$0	$159,504,794

The following table presents information related to impaired loans by class of loans as of and for the year ended December 31, 2011.

December 31, 2011	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Recorded Investment
With no related allowance recorded:
Commercial real estate	$5,242,788	$4,019,778	$0	$3,914,534
Commercial business	150,164	150,164	0	175,610
Residential mortgage:
Home equity line of credit	239,007	211,960	0	224,615
1-4 family residential	112,106	112,106	0	109,057
Consumer:
Installment	0	0	0	0
Purchased auto loans	0	0	0	0
With an allowance recorded:
Commercial real estate	2,237,784	2,237,784	568,235	2,234,816
Commercial business	7,827	7,827	729	8,786
Residential mortgage:
Home equity line of credit	0	0	0	0
1-4 family residential	0	0	0	0
Consumer:
Installment	0	0	0	0
Purchased auto loans	0	0	0	0

Total	$7,989,676	$6,739,619	$568,964	$6,667,418

The recorded investment in loans excludes accrued interest receivable due to immateriality. The unpaid principal balance for purposes of this table includes $1,250,057 that has been partially charged off but not forgiven.

The following table presents information related to loans individually evaluated for impairment by class of loans as of December 31, 2010.

December 31, 2010	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated
With no related allowance recorded:
Commercial real estate	$3,854,343	$3,335,723	$0
Commercial business	334,881	334,881	0
Residential mortgage:
Home equity line of credit	0	0	0
1-4 family residential	51,725	51,725	0
Consumer:
Installment	0	0	0
Purchased auto loans	0	0	0
With an allowance recorded:
Commercial real estate	5,094,236	5,094,236	1,574,734
Commercial business	101,408	101,408	101,258
Residential mortgage:
Home equity line of credit	240,758	240,758	28,303
1-4 family residential	0	0	0
Consumer:
Installment	0	0	0
Purchased auto loans	0	0	0

Total	$9,677,351	$9,158,731	$1,704,295

The recorded investment in loans excludes accrued interest receivable due to immateriality. The unpaid principal balance for purposes of this table includes $518,620 that has been partially charged off but not forgiven.

Interest income recognized during impairment for all periods was immaterial.

Nonaccrual loans and loans past due 90 days still on accrual include both smaller balance homogenous loans that are collectively evaluated for impairment and individually classified impaired loans.

The following table presents the recorded investment in nonaccrual loans and loans past due over 90 days still on accrual by class of loans as of December 31, 2011 and 2010.

	$000,000.00	$000,000.00	$000,000.00	$000,000.00
	Nonaccrual		Loans Past Due Over 90 Days Still Accruing
	2011	2010	2011	2010
Commercial real estate	$4,058,439	$6,866,564	$0	$0
Commercial business	157,991	387,251	0	0
Residential mortgage:
Home equity line of credit	211,960	240,758	0	0
1-4 family residential	112,106	51,725	0	0
Consumer:
Installment	0	0	0	0
Purchased auto loans	0	0	0	8,131

Total	$4,540,496	$7,546,298	$0	$8,131

The following table presents the aging of the recorded investment in past due loans as of December 31, 2011 and 2010 by class of loans.

	$000,000.00	$000,000.00	$000,000.00	$000,000.00	$000,000.00	$000,000.00
December 31, 2011	30 - 59 Days Past Due	60 - 89 Days Past Due	Over 90 Days Past Due	Total Past Due	Not Past Due	Total
Commercial real estate	$370,075	$468,600	$2,549,067	$3,387,742	$96,533,066	$99,920,808
Commercial business	74,959	159,348	63,634	297,941	24,270,509	24,568,450
Residential mortgage:
Home equity line of credit	0	0	211,960	211,960	12,480,037	12,691,997
1-4 family residential	0	110,121	0	110,121	747,726	857,847
Consumer:
Installment	0	0	0	0	4,856,881	4,856,881
Purchased auto loans	561	0	0	561	720,885	721,446

Total	$445,595	$738,069	$2,824,661	$4,008,325	$139,609,104	$143,617,429

December 31, 2010	30 - 59 Days Past Due	60 - 89 Days Past Due	Over 90 Days Past Due	Total Past Due	Not Past Due	Total
Commercial real estate	$244,449	$0	$2,485,133	$2,729,582	$110,721,577	$113,451,159
Commercial business	101,155	54,284	178,978	334,417	26,807,123	27,141,540
Residential mortgage:
Home equity line of credit	0	0	0	0	11,620,756	11,620,756
1-4 family residential	75,653	0	51,725	127,378	679,033	806,411
Consumer:
Installment	0	0	0	0	4,926,165	4,926,165
Purchased auto loans	12,149	0	8,131	20,280	1,538,483	1,558,763

Total	$433,406	$54,284	$2,723,967	$3,211,657	$156,293,137	$159,504,794

Included in loans not past due at December 31, 2011 are $1,270,801 of the $4,540,496 of nonaccrual loans that are current in accordance with their original contractual or modified terms. At December 31, 2010, included in loans not past due are $4,762,168 of the $7,546,298 of nonaccrual loans that are in accordance with their original contractual or modified terms.

Troubled Debt Restructurings

Troubled debt restructures are considered impaired and are included in the previous loan disclosures in this footnote.

During the year ended December 31, 2011, the terms of certain loans were modified as troubled debt restructurings. To be considered a troubled debt restructuring, the modification must meet two conditions: 1) a concession has been granted and 2) the borrower is experiencing financial difficulty. In order to determine whether a borrower is experiencing financial difficulty, an evaluation is performed of several factors, including the probability that the borrower will be in payment default on any of its debt in the foreseeable future without the modification, whether the borrower is able to obtain funds elsewhere, whether the borrower is in the process of declaring bankruptcy and other similar indications of financial challenges. This evaluation is performed under the Company's internal underwriting policy.

The modification of the terms of such loans included one or a combination of the following: a reduction of the stated interest rate of the loan; an extension of the maturity date at a stated rate of interest lower than the current market rate for new debt with similar risk; a suspension of principal payments for a specified period effectively extending the term of the loan, or a permanent reduction of the recorded investment in the loan.

Modifications involving a reduction of the stated interest rate of the loan were for periods ranging from 6 months to 10 years. Modifications involving an extension of the maturity date were for periods ranging from 6 months to 10 years.

The following table presents loans by class modified as troubled debt restructurings that occurred during the year ending December 31, 2011:

	$000,000.00	$000,000.00	$000,000.00
	Number of Loans	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Troubled Debt Restructurings:
Commercial real estate	3	$1,564,789	$1,564,789
Commercial business	0	0	0
Residential mortgage	0	0	0

Total	3	$1,564,789	$1,564,789

The Company has allocated $77,348 and $284,263 of specific reserves to customers whose loan terms have been modified in troubled debt restructurings as of December 31, 2011 and 2010. There are no commitments to lend additional amounts to borrowers with loans that are classified as troubled debt restructurings at December 31, 2011 or 2010.

The troubled debt restructurings described above had no impact on the allowance for loan losses and resulted in charge offs of $510,141 for the twelve months ended December 31, 2011.

The following table presents loans by class modified as troubled debt restructurings for which there was a payment default within twelve months following the modification during the year ended December 31, 2011.

	Number of Loans	Recorded Investment
Troubled Debt Restructurings:
Commercial real estate	2	$968,033
Commercial business	0	0
Residential mortgage	0	0

Total	2	$968,033

A loan is generally considered to be in payment default once it is 30 days contractually past due under the modified terms.

As of December 31, 2011, the loans considered to be in default of their terms as described above have resulted in additional charge offs of $510,141.

Credit Quality Indicators

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, the underlying value of the collateral, and current economic trends, among other factors. The Company analyzes loans individually by classifying the loans as to credit risk. This analysis includes non-homogeneous loans, such as all commercial real estate and commercial business loans. This analysis is performed at least annually, and more frequently if the Company has concerns about the status of a borrower. Loans that are rated Watch, Special Mention, Substandard or Doubtful receive increased monitoring, on at least a monthly basis.

The Company uses the following definitions for risk ratings:

Special Mention. Loans classified as special mention have a potential weakness that deserves management's close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the institution's credit position at some future date.

Substandard. Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the borrower or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

Doubtful. Loans classified as doubtful have all of the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions and values, highly questionable and improbable.

Loans not meeting the criteria above that are analyzed individually as part of the above-described process are considered to be pass-rated loans. Loans listed as not rated are included in groups of homogeneous loans. Loans graded other than "pass" are typically in industries displaying distress in the current economy. As the grades become more adverse, the related industry is likely displaying greater sensitivity to the current economic conditions and the borrower's financial strength may have deteriorated. Industries such as commercial real estate management and real estate development are particularly affected by current economic conditions.

As of December 31, 2011 and 2010, and based on the most recent analysis performed, the risk category of loans by class of loans is as follows:

December 31, 2011	Pass	Special Mention	Substandard	Doubtful	Not Rated	Total
Commercial real estate	$81,002,951	$8,093,789	$10,824,068	$0	$0	$99,920,808
Commercial business	22,767,800	925,810	874,840	0	0	24,568,450
Residential mortgage:
Home equity line of credit	0	199,139	603,257	0	11,889,601	12,691,997
1-4 family residential	0	0	112,106	0	745,741	857,847
Consumer:
Installment	0	48,224	0	0	4,808,657	4,856,881
Purchased auto loans	0	0	0	0	721,446	721,446

Total	$103,770,751	$9,266,962	$12,414,271	$0	$18,165,445	$143,617,429

December 31, 2010	Pass	Special Mention	Substandard	Doubtful	Not Rated	Total
Commercial real estate	$85,034,950	$10,717,741	$17,698,468	$0	$0	$113,451,159
Commercial business	24,023,215	1,229,339	1,888,986	0	0	27,141,540
Residential mortgage:
Home equity line of credit	0	73,250	709,912	0	10,837,594	11,620,756
1-4 family residential	0	0	51,725	0	754,686	806,411
Consumer:
Installment	0	0	0	0	4,926,165	4,926,165
Purchased auto loans	0	0	0	0	1,558,763	1,558,763

Total	$109,058,165	$12,020,330	$20,349,091	$0	$18,077,208	$159,504,794

The Company considers the performance of the loan portfolio and its impact on the allowance for loan losses. For residential and consumer loan classes, the Company also evaluates credit quality based on the aging status of the loan, which was previously presented, and by payment activity.

The following table presents the recorded investment in residential and consumer loans based on payment activity as of December 31, 2011 and 2010.

	Residential mortgage		Consumer
December 31, 2011	Home equity lines of credit	1-4 family residential	Installment	Purchased auto loans
Performing	$12,480,037	$745,741	$4,856,881	$721,446
Nonperforming	211,960	112,106	0	0

Total	$12,691,997	$857,847	$4,856,881	$721,446

	Residential mortgage		Consumer
December 31, 2010	Home equity lines of credit	1-4 family residential	Installment	Purchased auto loans
Performing	$11,379,998	$754,686	$4,926,165	$1,550,632
Nonperforming	240,758	51,725	0	8,131

Total	$11,620,756	$806,411	$4,926,165	$1,558,763

The Company has no loans considered to be subprime.

Real Estate Owned	12 Months Ended
Dec. 31, 2011
Real Estate Owned [Abstract]
Real Estate Owned

NOTE 4 – REAL ESTATE OWNED

The Company had other real estate owned of $1,048,824 at December 31, 2011, consisting of two commercial properties previously acquired and one residential property added during 2011. In 2011, rental income from other real estate owned was $67,400, while related expenses were $101,844. In 2011, the Company recognized a loss of $23,562 on the value of real estate owned. At December 31, 2010, other real estate owned totaled $991,450 and consisted of two commercial properties. Rental income for 2010 was $73,005 and related expenses were $33,831.

Fair Value	12 Months Ended
Dec. 31, 2011
Fair Value [Abstract]
Fair Value

NOTE 5 – FAIR VALUE

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. There are three levels of inputs that may be used to measure fair values:

Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3: Significant unobservable inputs that reflect a reporting entity's own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The Company used the following methods and significant assumptions to estimate the fair value of each type of financial instrument:

Investment Securities: The fair values for securities available for sale are determined by quoted market prices, if available (Level 1). For securities where quoted market prices are not available, fair values are calculated based on matrix pricing, which is a mathematical technique widely used in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities' relationship to other benchmark quoted securities (Level 2 inputs).

Impaired Loans: The fair value of impaired loans with specific allocations of the allowance for loan losses is generally based on recent real estate appraisals. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in Level 3 classification of the inputs for determining fair value.

Other Real Estate Owned: Certain commercial and residential real estate properties classified as other real estate owned are measured at fair value, less costs to sell. Fair values are generally based on third party appraisals of the property. These appraisals may use a single valuation approach or a combination of approaches including comparable sales and income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair values.

Assets and liabilities measured at fair value are summarized below:

	Fair Value Measurements Using
December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets and liabilities measured at fair value
On a recurring basis
Investment securities available for sale
U.S. Treasury and federal agency	$0	$1,522,673	$0
Mortgage-backed residential
Guaranteed by GNMA	0	4,634,914	0
Issued by FHLMC	0	1,352,291	0
Issued by FNMA	0	1,354,907	0
Tax free municipal	0	6,102,211	0
Taxable municipal	0	846,035	0
On a nonrecurring basis
Impaired loans
Commercial real estate	0	0	2,189,127
Commercial business	0	0	7,098
Home equity lines of credit	0	0	211,960
Other real estate owned
Commercial real estate	0	0	991,429
Commercial business	0	0	0
Residential mortgages	0	0	57,395

	Fair Value Measurements Using
December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets and liabilities measured at fair value
On a recurring basis
Investment securities available for sale
U.S. Treasury and federal agency	$0	$0	$0
Mortgage-backed residential
Guaranteed by GNMA	0	4,006,313	0
Issued by FHLMC	0	1,637,281	0
Issued by FNMA	0	2,058,455	0
Tax free municipal	0	5,045,478	0
Taxable municipal	0	245,670	0
On a nonrecurring basis
Impaired loans
Commercial real estate	0	0	2,038,206
Commercial business	0	0	150
Home equity lines of credit	0	0	212,455
Other real estate owned	0	0	991,450

Impaired loans that were measured for impairment using the fair value of the collateral for collateral dependent loans had a recorded investment of $2,899,801 with valuation allowances of $491,616 at December 31, 2011. Excluded from the value of impaired loans presented above is $802,117 of loans classified as troubled debt restructurings which are evaluated for impairment using the present value of estimated future cash flows. Included in the value of impaired loans presented above is $1,456,307 of loans that have been charged down to fair value. Impaired loans resulted in an additional provision for loan losses of approximately $289,818 for the year ending December 31, 2011.

Impaired loans that were measured for impairment using the fair value of the collateral for collateral dependent loans had an unpaid principal balance of $3,950,803 with valuation allowance of $1,699,992 at December 31, 2010. Impaired loans resulted in an additional provision for loan losses of approximately $2,417,789 for the year ending December 31, 2010. Excluded from the fair value of impaired loans at December 31, 2010 disclosed above is $1,485,599 of loans classified as troubled debt restructurings which are evaluated for impairment using the present value of estimated future cash flows.

Other real estate owned measured at fair value less cost to sell, had a net carrying amount of $1,048,024 after a direct write-down of $23,562 for 2011. At December 31, 2010, other real estate owned had a net carrying amount of $991,450, after a direct write-down of $76,364 for 2010.

The carrying amounts and estimated fair values of financial instruments, at December 31, 2011 and 2010 are as follows:

	2011		2010
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Financial assets
Cash and cash equivalents	$27,692,015	$27,692,000	$14,496,494	$14,496,000
Securities available for sale	15,813,031	15,813,000	12,993,197	12,993,000
Loans, net of allowance	140,607,520	137,021,000	154,960,478	152,301,000
Loans held for sale	516,000	524,000	236,000	241,000
Accrued interest receivable	471,172	471,000	468,759	469,000
Financial liabilities
Demand and savings deposits	(111,531,428)	(111,531,000)	(103,466,486)	(103,466,000)
Time deposits	(60,219,768)	(59,809,000)	(68,172,555)	(67,553,000)
Federal Home Loan Bank advances	(1,500,000)	(1,554,000)	(1,900,000)	(1,934,000)
Accrued interest payable	(47,107)	(47,000)	(76,566)	(77,000)

The methods and assumptions, not previously presented, used to estimate fair value are described as follows:

Carrying amount is the estimated fair value for cash and cash equivalents, accrued interest receivable and payable, demand deposits, short-term debt, and variable rate loans and deposits that reprice frequently and fully. For fixed rate loans or deposits and for variable rate loans or deposits with infrequent repricing or repricing limits, fair value is based on discounted cash flows using current market rates applied to the estimated life and credit risk. Fair value of loans held for sale is valued as determined by outstanding commitments from third party investors. Fair value of debt is based on current rates for similar financing. Fair values of unrecorded commitments were not material. It is not practical to estimate the fair value of restricted stock due to restrictions placed on its transferability. These securities have been omitted from this disclosure.

Premises And Equipment	12 Months Ended
Dec. 31, 2011
Premises And Equipment [Abstract]
Premises And Equipment

NOTE 6 – PREMISES AND EQUIPMENT

Year-end premises and equipment were as follows:

	2011	2010
Leasehold improvements	$1,181,594	$1,181,594
Furniture and equipment	1,138,451	1,129,735

	2,320,045	2,311,329
Less accumulated depreciation	(1,454,184)	(1,281,644)

	$865,861	$1,029,685

The Company leases its facilities and certain equipment under operating leases. Rent expense, excluding assessments for common area maintenance, was $434,104 and $427,742 in 2011 and 2010, respectively. Common area maintenance and utilities were $138,312 and $147,550 in 2011 and 2010, respectively.

At December 31, 2011, the total contractual future minimum rental payments under the facilities leases excluding renewal options that are present are as follows:

2012	$436,137
2013	399,597
2014	135,276

$971,010

Deposits	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
Deposits

NOTE 7 – DEPOSITS

At year-end, total interest-bearing deposits were as follows:

	2011	2010
Interest-bearing demand	$13,414,665	$11,048,838
Savings	38,878,769	39,019,690
Money market	34,092,280	30,463,427
Time under $100,000	26,583,043	28,641,574
Time $100,000 and over	33,636,725	39,530,981

	$146,605,482	$148,704,510

Scheduled maturities of time deposits are as follows:

2012	$31,792,698
2013	13,669,268
2014	7,541,665
2015	4,410,206
2016	2,805,931

$60,219,768

Deposits of $100,000 or more were $97,294,490 and $100,141,397 at year-end 2011 and 2010, respectively.

At year-end 2011 and 2010, there were $14,461,513 and $14,381,385, respectively, in national market certificates of deposit, primarily in amounts below the FDIC insurance thresholds. In addition, at year-end 2011 and 2010, there were $6,317,020 and $11,723,652, respectively, in Certificate of Deposit Account Registry Service ("CDARS") program reciprocal deposits.

Federal Home Loan Bank Advances And Other Borrowings	12 Months Ended
Dec. 31, 2011
Federal Home Loan Bank Advances And Other Borrowings [Abstract]
Federal Home Loan Bank Advances And Other Borrowings

NOTE 8 — FEDERAL HOME LOAN BANK ADVANCES AND OTHER BORROWINGS

Advances from the Federal Home Loan Bank at year-end were as follows:

	Rate or Range of Rates	Effective Rate	Average Rate	2011	2010
Fixed-rate advances:
Maturing March 2011	3.06%	3.06%	3.06%	0	400,000
Maturing June 2011	3.65%	3.65%	3.65%	0	1,000,000
Maturing March 2012 [a]	3.50%	3.50%	3.50%	0	300,000
Maturing March 2013 [a]	3.75%	3.75%	3.75%	0	200,000
Maturing February 2014	0.79%	1.63%	1.63%	300,000	0
Maturing March 2015	1.92%	1.92%	1.92%	1,000,000	0
Maturing February 2016	1.52%	2.77%	2.77%	200,000	0

				1,500,000	1,900,000

[a]	Advances were restructured to reduce rates and extend maturity dates

There were no variable-rate advances at December 31, 2011 or 2010. Interest is payable monthly, and the principal is due at maturity, with prepayment penalties for early payment. The advances are collateralized by $45,921,000 of loans and $487,800 of FHLB stock under a blanket lien agreement. As of December 31, 2011, the Company's available borrowing capacity with the FHLB was $17,335,000 subject to the acquisition of additional shares of FHLB stock.

The Company has a $2,000,000 line of credit agreement with another financial institution to obtain funding to provide capital to the Bank as needed. The interest rate on the line is variable, at 50 basis points above the prime rate or LIBOR plus 3.00%, at the Company's option at the time the line is drawn. The line is secured by 100% of the stock of the Bank. In September 2010, the line was renewed and modified, with a maturity of July 1, 2012. Further modifications were made in 2011 to eliminate certain covenants and modify others. There was no balance outstanding on this line at December 31, 2011 or 2010. There were no borrowings against the line of credit during 2011 or 2010.

There are certain covenants on the line relating to the Company's and the Bank's operating performance, asset quality and capital status. The covenant relating to capital was reduced from a minimum of $18.5 million to $17.0 million and the covenant relating to the ratio of nonperforming loans to total assets was eliminated effective with the Tenth Amendment dated March 31, 2011. As of December 31, 2011, the Company and Bank were in compliance with all covenants. As of December 31, 2010, the Company and Bank were not in compliance with certain covenants which were waived in the Tenth Amendment and Waiver dated March 31, 2011. The Bank's ratio of nonperforming loans to total assets was 3.94% at December 31, 2010, above the covenant of 2.00% or less. Additionally, the Bank was required to have annual net income of at least $200,000, which was not met due to the significant provision for loan losses in 2010. Finally, the Company was required to have total capital of at least $18.5 million. The Company's total capital was $17.3 million.

The Company also has the ability to borrow under various other credit facilities that totaled $4,895,000 at December 31, 2011. Of this amount, $1,000,000 is available for short-term borrowing under an unsecured federal funds line through a correspondent bank at overnight borrowing rates and $3,895,000 is available from a correspondent bank secured by a portion of the Company's securities.

Employee Benefits	12 Months Ended
Dec. 31, 2011
Employee Benefits [Abstract]
Employee Benefits

NOTE 9 – EMPLOYEE BENEFITS

The Company has a 401(k) Retirement Plan that covers substantially all employees and allows eligible employees to contribute up to 85% of their compensation subject to maximum statutory limitations. Under the Plan, the Company is permitted to make discretionary profit sharing or matching contributions to the Plan. During 2011 and 2010, the Company matched eligible contributions of each participating employee's compensation, resulting in expense of $47,688 and $46,651, respectively.

The Company has a Supplemental Executive Retirement Plan for the Chief Executive Officer, Chief Lending Officer and Chief Financial Officer. Under the terms of the Plan, these individuals will be paid an annual benefit of twenty percent of their respective base salaries for a period of ten years following retirement at or after age 65 or termination other than for cause. The plan includes a vesting feature of five percent per year for twenty years for the Chief Lending Officer and Chief Financial Officer from 2006 through 2026.

The accrued liability for this plan at December 31, 2011 was $353,670 and the related expense for 2011 was $60,573. At December 31, 2010, the accrued liability for this plan was $293,097 and the related expense for 2010 was $16,949.

The Company invested in single-premium cash-surrender value life insurance policies (Bank Owned Life Insurance) for the Chief Executive Officer, Chief Lending Officer and Chief Financial Officer as the named insureds. The Company is the owner and sole beneficiary of these policies. Bank Owned Life Insurance policies are tax-advantaged instruments in that the increases in cash surrender value and the eventual death benefit under the policies are not taxable income to the Company. The income from these policies is intended to help offset the cost of providing a supplemental retirement plan for each executive.

The Company recorded income of $100,935 and $99,996 for 2011 and 2010 from its life insurance policies. The cash surrender value of the insurance policies was $2,535,119 and $2,424,183 at December 31, 2011 and 2010, respectively.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

NOTE 10 – INCOME TAXES

Income tax expense (benefit) was as follows:

	2011	2010
Current	$0	$(284,241)
Deferred	409,736	(812,510)

Total income tax expense (benefit)	$409,736	$(1,096,751)

Total income tax expense differed from the amounts computed by applying the federal income tax rate of 34% in all periods presented to income before income taxes as a result of the following for the periods ended December 31:

	2011	2010
Income tax at statutory rate	$497,432	$(1,024,257)
Tax exempt income	(58,283)	(58,023)
Income from life insurance contracts	(34,318)	(33,999)
Other, net	4,905	19,528

	$409,736	$(1,096,751)

The components of the net deferred tax asset (liability) as of December 31 are as follows:

	2011	2010
Deferred tax assets:
Bad debt deduction	$726,783	$1,318,592
Deferred loan fees and costs	11,661	20,430
Deferred and accrued compensation	120,248	99,653
Accrued expenses	0	519
Stock option expense	48,863	48,625
Nonaccrual loan interest income	74,647	45,063
Depreciation	20,350	0
Deferred income	41,798	27,617
OREO writedowns	27,073	19,062
Tax credit carryforwards	81,027	85,827
Net operating loss carryforward	76,640	0
Other	7,555	3,224

	1,236,645	1,668,612
Deferred tax liabilities:
Unrealized gain on securities available for sale	(204,866)	(107,606)
Prepaid expenses	(20,751)	(40,537)
FHLB stock dividends	(27,710)	(27,710)
Depreciation	0	(10,093)

	(253,327)	(185,946)

Net deferred tax asset	$983,318	$1,482,666

As of December 31, 2011, the Company had net operating losses of $225,413 which will expire if unused by 2031. The Company had Alternative Minimum Tax (AMT) tax credit carryforwards of $81,027, which do not expire.

For the years ended December 31, 2011 and 2010, management has concluded that no valuation allowance was necessary on deferred tax assets as it believes it is more likely than not that the deferred tax assets will be realized.

At December 31, 2011 and 2010, the Company had no ASC 740-10 unrecognized tax benefits or accrued interest and penalties recorded. The Company does not expect the amount of unrecognized tax benefits to significantly increase within the next twelve months. The Company recognizes interest and penalties as a component of income tax expense. No expense was recorded for interest or penalties for 2011 or 2010. No amounts were accrued for interest or penalties at December 31, 2011 or 2010.

The Company and its subsidiary are subject to U.S. federal income tax as well as income tax in the state of Ohio for Western Reserve Bancorp. The Bank is subject to tax in Ohio based upon its net worth. The Company is no longer subject to examination by taxing authorities for years prior to 2008.

Related Parties	12 Months Ended
Dec. 31, 2011
Related Parties [Abstract]
Related Parties

NOTE 11 – RELATED PARTIES

Loans to principal officers, directors, and their affiliates during 2011 were as follows:

Beginning balance	$1,908,356
New loans and draws on lines of credit	365,076
Effect of changes in composition of related parties	(68,747)
Repayments	(49,554)

Ending balance	$2,155,131

Deposits from principal officers, directors and their affiliates at year-end 2011 and 2010 were $4,715,613 and $4,502,774, respectively.

Stock Based Compensation	12 Months Ended
Dec. 31, 2011
Stock Based Compensation [Abstract]
Stock Based Compensation

NOTE 12 – STOCK BASED COMPENSATION

The Western Reserve Bancorp, Inc. 1998 Stock Option Plan as amended (the "Plan") provided the Board with the authority to compensate directors, officers and employees with stock option awards for their services to the Company for a ten-year period that ended in 2008 and, accordingly, there were no options available to be awarded under the plan in 2011 or 2010. Options granted under the Plan are designated as non-qualified stock options meaning that they will not be designated as incentive stock options meeting the requirements of Section 422 of the Internal Revenue Code of 1986, as amended.

A summary of the activity in the plan for 2011 is as follows:

	Shares	Weighted Average Exercise Price
Options outstanding, beginning of year	98,137	$18.65
Forfeited	(500)	28.00
Exercised	0	0.00
Granted	0	0.00

Options outstanding, end of year	97,637	$18.60

Options exercisable, end of year	97,637	$18.60

Intrinsic value is defined as the excess of the market price of the Company's stock as of December 31, 2011 over the exercise price of the option. The aggregate intrinsic value of all options outstanding and exercisable at December 31, 2011 was zero.

The maximum option term is ten years, and options granted after 2004 generally vested 100% after five years while options granted before 2005 vested over three years. The Company is recognizing compensation expense on a straight-line basis over the vesting period for options awarded but not vested. Compensation expense for 2011 was $698 and for 2010 was $1,426. The related tax benefit was not material. Additionally, in the first quarter of 2010, the Company recognized $35,035 in director compensation expense related to a five-year extension of the option terms for 41,500 options that would have expired in 2010 and 2011. The related income tax benefit was $11,912.

The fair value of the modified options was determined using the following assumptions as of the modification date.

	2010
Risk free interest rate	2.42%	to	2.79%
Expected option life (years)	5	to	6
Expected stock price volatility	22.90%	to	24.40%
Dividend yield	0.00%

Options outstanding at year-end 2011 were as follows:

Range of Exercise Prices	Number	Weighted Average Remaining Contractual Life (years)	Number	Weighted Average Exercise Price
$16.00 - $19.99	74,366	2.50	74,366	$16.70
$20.00 - $23.99	10,625	4.10	10,625	20.05
$24.00 - $31.99	8,639	2.00	8,639	27.03
$32.00	4,007	1.80	4,007	32.00

	97,637	2.60	97,637	$18.60

The weighted average remaining contractual life of exercisable options as of December 31, 2011 was 2.6 years. No options were exercised in 2011 or 2010. All outstanding options are fully vested.

Loan Commitments And Other Related Activities	12 Months Ended
Dec. 31, 2011
Loan Commitments And Other Related Activities [Abstract]
Loan Commitments And Other Related Activities

NOTE 13 – LOAN COMMITMENTS AND OTHER RELATED ACTIVITIES

Some financial instruments, such as loan commitments, credit lines, letters of credit, and overdraft protection, are issued to meet customer financing needs. These are agreements to provide credit or to support the credit of others, as long as conditions established in the contract are met, and usually have expiration dates or other termination clauses and may require payment of a fee. Some commitments are expected to expire without being used. Total commitments do not necessarily represent future cash requirements. Off-balance-sheet risk to credit loss exists up to the face amount of these instruments, although material losses are not anticipated. The same credit policies are used to make such commitments as are used for loans, including obtaining collateral at exercise of the commitment.

The contractual amounts of loan commitments were as follows at year-end:

	2011		2010
	Fixed Rate	Variable Rate	Fixed Rate	Variable Rate
Commitments to extend credit (net of participations)	$2,022,000	$2,900,000	$314,000	$2,697,000
Unused home equity and overdraft lines of credit	0	12,025,000	0	10,949,000
Unused commercial lines of credit	71,000	18,487,000	1,930,000	18,323,000

The Company had standby letters of credit totaling $1,021,000 and loans sold with recourse of $99,276 at December 31, 2011. There were standby letters of credit totaling $1,021,000 and loans sold with recourse of $105,000 at December 31, 2010.

Commitments to make loans are generally made for periods of one year or less. At December 31, 2011, the fixed rate loan commitment has an interest rate 5.95% and a maturity of approximately five years.

The Company participates in the Federal Home Loan Bank of Cincinnati's Mortgage Purchase Program which provides the Company the ability to sell conventional mortgage loans in the secondary market. The program utilizes a Lender Risk Account ("LRA") which is funded through the proceeds of individual mortgages sold. One LRA is established for each master commitment and the amount deposited into the LRA is approximately thirty to fifty basis points of each original loan balance.

If a loss on an individual loan is in excess of homeowner equity and (if applicable) primary mortgage insurance, funds are withdrawn from the related LRA to cover the shortfall. The Company is eligible to receive LRA funds, net of any losses, beginning in the sixth year from the date a master commitment is fulfilled and ending in the eleventh year or when all of the loans sold under a master commitment have been paid in full. The Company's LRA totaled $43,300 at December 31, 2011 and $30,158 at December 31, 2010.

For the year ended December 31, 2011, five loans were sold as part of the Mortgage Purchase Program totaling $991,000. During 2010, fourteen loans were sold as part of the Mortgage Purchase Program totaling $2,268,000. There were two residential mortgage loan totaling $516,000 held for sale at December 31, 2011, and one residential mortgage loan totaling $236,000 held for sale at December 31, 2010.

Regulatory Capital Matters	12 Months Ended
Dec. 31, 2011
Regulatory Capital Matters [Abstract]
Regulatory Capital Matters

NOTE 14 – REGULATORY CAPITAL MATTERS

The payment of dividends by the Bank to the Company is subject to restrictions by its regulatory agencies. These restrictions generally limit dividends to the lesser of its undivided profits or the total of its net income for that year, combined with its retained net income from the preceding two years, as defined. In addition, dividends may not reduce capital levels below the minimum regulatory requirements as described below. Due to the net loss in 2010, the Bank will need to earn $777,705 during 2012 before dividends can be paid from the Bank to the Company without prior regulatory approval.

The Bank is subject to regulatory capital requirements administered by state and federal banking agencies. Capital adequacy guidelines and prompt corrective action regulations involve quantitative measures of assets, liabilities and certain off-balance-sheet items calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by regulators. Failure to meet capital requirements can initiate regulatory action. Management believes as of December 31, 2011, the Bank met all capital adequacy requirements to which it is subject.

Prompt corrective action regulations provide five classifications: well-capitalized, adequately-capitalized, undercapitalized, significantly undercapitalized and critically undercapitalized, although these terms are not used to represent overall financial condition. If less than well-capitalized, regulatory approval is required to accept brokered deposits. If undercapitalized, capital distributions are limited, as are asset growth and expansion, and capital restoration plans are required.

During 2011, there was one intercompany transaction between the Bank and the Company that impacted the Bank's capital ratios. The Bank paid a dividend of $64,036 to the Holding Company to provide cash for the payment of dividends to the U.S. Treasury. During 2010, there were two intercompany transactions between the Bank and the Company that impacted the Bank's capital ratios. First, $4,000,000 in subordinated debt which qualified as Tier-two regulatory capital was repaid by the Bank to the Holding Company, and second, of the $4,000,000 repaid, the Holding Company contributed $3,500,000 to the Bank as paid-in capital which qualifies as Tier-one regulatory capital.

As of December 31, 2011, $1,177,000 of the Bank's allowance for loan and lease losses was excluded from the Total Capital calculation due to the includible allowance being limited to 1.25% of risk weighted assets. As of December 31, 2010, $2,513,000 of the Bank's allowance for loan and lease losses was excluded from the Total Capital calculation.

The Bank's actual and required capital amounts and ratios at year-end are presented in the following table. At year-end 2011 and 2010, the most recent regulatory notifications categorized the Bank as well-capitalized. Management is not aware of any events since December 31, 2011 that would change the Bank's capital category.

	Western Reserve Bank		Minimum Required for Capital Adequacy Purposes		Minimum To Be Well Capitalized under Prompt Corrective Action Provisions
December 31, 2011	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total Capital to risk-weighted assets	$19,597	13.5%	$11,636	8.0%	$14,545	10.0%

Tier 1 (Core) Capital to risk-weighted assets	17,764	12.2%	5,818	4.0%	8,727	6.0%

Tier 1 (Core) Capital to average assets	17,764	9.1%	7,801	4.0%	9,751	5.0%

December 31, 2010
Total Capital to risk-weighted assets	$18,060	11.3%	$12,766	8.0%	$15,958	10.0%

Tier 1 (Core) Capital to risk-weighted assets	16,029	10.0%	6,383	4.0%	9,575	6.0%

Tier 1 (Core) Capital to average assets	16,029	8.0%	8,017	4.0%	10,021	5.0%

Parent Company Only Condensed Financial Statements	12 Months Ended
Dec. 31, 2011
Parent Company Only Condensed Financial Statements [Abstract]
Parent Company Only Condensed Financial Statements

NOTE 15 – PARENT COMPANY ONLY CONDENSED FINANCIAL STATEMENTS

Condensed financial information of Western Reserve Bancorp, Inc. follows:

CONDENSED BALANCE SHEETS
	December 31,
	2011	2010
ASSETS
Cash and cash equivalents	$59,931	$331,514
Investment in bank subsidiary	18,161,554	16,923,349
Restricted stock	70,000	70,000
Other assets	90,894	60,537

	$18,382,379	$17,385,400

LIABILITIES AND SHAREHOLDERS' EQUITY
Other liabilities	$45,886	$48,344
Shareholders' equity	18,336,493	17,337,056

	$18,382,379	$17,385,400

CONDENSED STATEMENTS OF INCOME
Years ended December 31, 2011 and 2010

	2011	2010
Interest and dividend income	$1,980	$66,320
Dividend from bank subsidiary	64,036	0
Operating expenses	(93,106)	(103,810)

Income (loss) before income tax and undistributed income of bank subsidiary	(27,090)	(37,490)
Income tax benefit	30,983	12,868
Equity in undistributed income (loss) of bank subsidiary	1,049,406	(1,891,147)

Net income (loss)	$1,053,299	$(1,915,769)

Preferred stock dividends and amortization, net	310,799	310,799

Net income (loss) available to common shareholders	$742,500	$(2,226,568)

CONDENSED STATEMENTS OF CASH FLOWS
Years ended December 31, 2011 and 2010

	2011	2010
Cash flow from operating activities
Net income (loss)	$1,053,299	$(1,915,769)
Stock based compensation	698	36,461
Equity in undistributed income of bank subsidiary	(1,049,406)	1,891,147
Change in other assets and liabilities	(32,814)	(16,557)

Net cash flows from operating activities	(28,223)	(4,718)
Cash flows from investing activities
Net (increase) decrease in loans to subsidiary	0	4,000,000
Investment in bank subsidiary	0	(3,500,000)

Net cash flows from investing activities	0	500,000
Cash flow from financing activities
Dividends on preferred stock	(256,150)	(256,150)
Proceeds from issuance of common stock under Employee Stock Purchase Plan	12,790	13,551

Net cash flows from financing activities	(243,360)	(242,599)

Change in cash and cash equivalents	(271,583)	252,683
Cash and cash equivalents at beginning of year	331,514	78,831

Cash and cash equivalents at end of year	$59,931	$331,514

Earnings (Loss) Per Common Share	12 Months Ended
Dec. 31, 2011
Earnings (Loss) Per Common Share [Abstract]
Earnings (Loss) Per Common Share

NOTE 16 – EARNINGS (LOSS) PER COMMON SHARE

The factors used in the earnings (loss) per common share computation were as follows:

	Years ended December 31,
	2011	2010
Numerator:
Net income (loss)	$1,053,299	$(1,915,769)
Less: Preferred stock dividends and amortization, net	(310,799)	(310,799)

Net income (loss) available to common shareholders	$742,500	$(2,226,568)

Denominator:
Denominator for basic earnings per share available to common shareholders-weighted average shares	586,517	585,283
Effect of dilutive shares:
Nonqualified stock options	0	0

Denominator for diluted earnings per share available to common shareholders	586,517	585,283

Basic earnings (loss) per common share	$1.27	$(3.80)

Diluted earnings (loss) per common share	$1.27	$(3.80)

Stock options not considered in computing diluted earnings per common share because they were antidilutive	97,637	98,137

Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income (Loss) [Abstract]
Other Comprehensive Income (Loss)

NOTE 17 – OTHER COMPREHENSIVE INCOME (LOSS)

Other comprehensive income (loss) components and the related tax effects were as follows:

	2011	2010
Unrealized holding gains (losses) on available for sale securities arising during the period	$289,996	$(36,935)
Reclassification adjustment for gains realized in income	(3,934)	0

Net unrealized gains (losses)	286,062	(36,935)
Tax effect	(97,262)	12,558

Net-of-tax amount	$188,800	$(24,377)

Preferred Stock	12 Months Ended
Dec. 31, 2011
Preferred Stock [Abstract]
Preferred Stock

NOTE 18 – PREFERRED STOCK

On May 15, 2009, as part of the Troubled Asset Relief Program ("TARP") Capital Purchase Program, the Company entered into a Letter Agreement and Securities Purchase Agreement (collectively, the "Purchase Agreement") with the United States Department of the Treasury ("U.S. Treasury"), pursuant to which the Company sold 4,700 shares of newly authorized Fixed Rate Cumulative Perpetual Preferred Stock, Series A, par value $0.00 per share and liquidation value $1,000 per share (the "Series A Preferred Stock") and also issued warrants (the "Warrants") to the U.S. Treasury to acquire an additional $235,000 of Fixed Rate Cumulative Perpetual Preferred Stock, Series B par value $0.00 per share and liquidation value $1,000 per share (the "Series B Preferred Stock") for an aggregate purchase price of $4,700,000 in cash. Subsequent to closing, the U.S. Treasury exercised the Warrants and the Company issued 235 shares of the Series B Preferred Stock. The Company capitalized $38,244 in issuance costs.

The Series A Preferred Stock will pay cumulative dividends at a rate of 5.00% per annum for the first five years, and 9.00% per annum thereafter. The Series B Preferred Stock will pay cumulative dividends at a rate of 9.00% per annum. The Company may redeem the Series A or Series B Preferred Stock at any time subject to the approval of its primary regulator. Neither the Series A nor the Series B Preferred Stock is subject to any contractual restrictions on transfer, except that the U.S. Treasury or any of its transferees may not effect any transfer that, as a result of such transfer, would require the Company to become subject to the periodic reporting requirements of Section 13 or 15(d) of the Securities Exchange Act of 1934.

Pursuant to the terms of the Purchase Agreement, the ability of the Company to declare or pay dividends or distributions on, or purchase, redeem or otherwise acquire for consideration, shares of its Common Stock will be subject to restrictions, effectively eliminating the Company's ability to declare dividends to common shareholders during the time the preferred stock is outstanding. These restrictions will terminate on the earlier of (a) the third anniversary of the date of issuance of the Preferred Stock and (b) the date on which the Preferred Stock has been redeemed in whole or the U.S. Treasury has transferred all of the Preferred Stock to third parties, except that, after the third anniversary of the date of issuance of the Preferred Stock, if the Preferred Stock remains outstanding at such time, the Company may not increase its common dividends per share without obtaining consent of the U.S. Treasury.

The Purchase Agreement also subjects the Company to certain of the executive compensation limitations included in the Emergency Economic Stabilization Act of 2008 (the "EESA"). In this connection, as a condition to the closing of the transaction, the Company's Senior Executive Officers (as defined in the Purchase Agreement) (the "Senior Executive Officers"), (i) voluntarily waived any claim against the U.S. Treasury or the Company for any changes to such officer's compensation or benefits that are required to comply with the regulation issued by the U.S. Treasury under the TARP Capital Purchase Program and acknowledged that the regulation may require modification of the compensation, bonus, incentive and other benefit plans, arrangements and policies and agreements as they relate to the period the U.S. Treasury owns the Preferred Stock of the Company; and (ii) entered into a letter with the Company amending the Benefit Plans with respect to such Senior Executive Officers as may be necessary, during the period that the Treasury owns the Preferred Stock of the Company, as necessary to comply with Section 111(b) of the EESA.

WESTERN RESERVE BANCORP, INC.

COMPARATIVE SUMMARY OF SELECTED FINANCIAL DATA

As of December 31, 2011 and 2010, and for the Years then Ended

($000's except per share data)	2011	2010
Balance Sheet Data:
Total assets	$192,530	$191,564
Securities available for sale	15,813	12,993
Total loans	143,617	159,505
Allowance for loan losses	3,010	4,544
Total deposits	171,751	171,639
Shareholders' equity	18,336	17,337

Income Statement Data:
Total interest income	$8,506	$9,058
Total interest expense	1,669	2,208

Net interest income	6,837	6,850
Provision for loan losses	312	4,913

Net interest income after provision for loan losses	6,525	1,937
Noninterest income	529	637
Noninterest expense	5,591	5,587

Income (loss) before income tax	1,463	(3,013)
Income tax expense (benefit)	410	(1,097)

Net income (loss)	$1,053	$(1,916)
Preferred stock dividends and amortization, net	311	311

Net income (loss) available to common shareholders	$742	$(2,227)

Per Share Data:
Basic income (loss) per common share	$1.27	$(3.80)
Diluted income (loss) per common share	1.27	(3.80)
Tangible common equity per common share at year-end [1]	23.05	21.48
Cash dividends per common share	n/a	n/a
Average shares used in basic income per share calculations	586,517	585,283
Average shares used in diluted income per share calculations	586,517	585,283

Operating Ratios:
Total loans to total deposits	83.62%	92.93%
Total shareholders' equity to total assets	9.52%	9.05%
Average shareholders' equity to average assets	9.45%	9.11%
Return on average equity	5.83%	-10.10%
Return on average assets	0.55%	-0.92%
Dividend payout ratio	n/a	n/a
Allowance for loan losses to total loans	2.10%	2.85%
Average assets	$191,081	$208,103
Average shareholders' equity	18,055	18,967

[1]	Shareholders' equity less preferred stock divided by the number of common shares outstanding at year-end.